SHARE-BASED COMPENSATION - Schedule of Non-vested RSU Activities (Parenthetical) (Details) - Market-based Units - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
SHARE-BASED COMPENSATION
Number of shares granted	0	0	2,863,500
Numbers of shares, Outstanding	0